Nova Star Innovations, Inc. (A Development Stage Company) Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		309 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Net loss	$ (8,529)	$ (4,610)	$ (86,052)
Shares issued for services	0	0	10,000
Depreciation & amortization	0	0	17,000
Increase (decrease) in accounts payable	(275)	1,400	15,050
Increase in accrued interest	3,381	0	3,381
Net Cash Provided (Used) by Operating Activities	(5,423)	(3,210)	(40,621)
Cash Flows from Investing Activities	0	0	0
Proceeds from cash advances and loans	4,000	6,500	41,200
Net Cash Provided (Used) by Financing Activities	4,000	6,500	41,200
Increase (Decrease) in Cash	(1,423)	3,290	579
Cash and Cash Equivalents at Beginning of Period	2,002	1,081	0
Cash and Cash Equivalents at End of Period	579	4,371	579
Cash paid for interest	0	0	0
Income taxes	0	0	0
Stock issued for marketing rights	0	0	17,000
Converted accounts payable and advances into loans	$ 52,250	$ 0	$ 52,250